Summary of Significant Accounting Policies (Reorganization Preferred Stock Exchange) (Details) - USD ($) $ in Millions	Dec. 18, 2015	Dec. 03, 2015	Jan. 20, 2016	Dec. 31, 2015	Dec. 02, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 16, 2008
Preferred Stock [Abstract}
Preferred stock, shares issued				5,944,250				30,000
Preferred stock, value, issued		$ 5,944		$ 6		$ 0	$ 0
Series A, B and C | Preferred stock
Preferred Stock [Abstract}
Aggregate liquidation value of preferred stocks		$ 5,950
Series A
Preferred Stock [Abstract}
Preferred stock, shares issued		2,777,625
Preferred stock, value, issued		$ 2,778	$ 2,687
Preferred stock outstanding			91
Initial fixed interest		4.00%
Floating Rate		2.28%
Callable date		Jun. 15, 2022
Series B
Preferred Stock [Abstract}
Preferred stock, shares issued		2,072,525
Preferred stock, value, issued		$ 2,073	2,008
Preferred stock outstanding			64
Initial fixed interest		4.10%
Floating Rate		2.32%
Callable date		Dec. 15, 2022
Series C
Preferred Stock [Abstract}
Preferred stock, shares issued		1,094,100
Preferred stock, value, issued		$ 1,094	999
Preferred stock outstanding			95
Initial fixed interest		4.20%
Floating Rate		2.37%
Callable date		Jun. 15, 2023
Series D
Preferred Stock [Abstract}
Preferred stock, value, issued			$ 5,694
Initial fixed interest	5.00%
Floating Rate	3.33%
Callable date	Jan. 21, 2021
GE Capital
Preferred Stock [Abstract}
Preferred stock, value, issued				$ 6		$ 0
GE Capital | Series A, B and C | Preferred stock
Preferred Stock [Abstract}
Aggregate liquidation value of preferred stocks					$ 5,000